CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales, net of discounts			$ 4,763	$ 255,213
Cost of Goods Sold			(2,020)	(113,118)
Gross Profit			2,742	142,096
Operating Expenses
Selling, general and administrative	81,608	27,568	357,977	172,237
Depreciation expense	998	998	3,993	3,993
Salaries and wages	5,500	7,637	11,875	16,666
Operating Expenses/(Loss)	88,106	36,204	373,846	192,896
Loss from Operations	(88,106)	(36,204)	(371,103)	(50,800)
Interest expense	(3,000)		(28,409)	(80,619)
Extraordinary Items	15,042		(87,577)	66,867
Net Income/(Loss) before Income Taxes	(76,065)	(36,204)	(487,089)	(64,552)
Provision for income taxes
Net Income/(Loss)	$ (76,065)	$ (36,204)	$ (487,089)	$ (64,552)
Basic and Diluted Loss per Share - Class A Common Stock	$ (0.00274)	$ (0.00140)	$ (0.01784)	$ (0.00250)
Basic and Diluted Loss per Share - Class B Common Stock	$ (0.0761)	$ (0.0362)	$ (0.4871)	$ (0.0646)
Weighted Average Number of Shares Outstanding: Basic and Diluted Common Stock Class A	27,772,532	25,799,031	27,297,364	25,799,031
Weighted Average Number of Shares Outstanding: Basic and Diluted Common Stock Class B	1,000,000	1,000,000	1,000,000	1,000,000